Intrepid Endurance Fund
Intrepid Endurance Fund
Investment Objective:
The Intrepid Endurance Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - Intrepid Endurance Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses - Intrepid Endurance Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distributions and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses		1.46%	1.21%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	1.15%
[1]	Intrepid Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the average daily net assets of the Fund. This expense limitation agreement will continue in effect until January 31, 2019. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Intrepid Endurance Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	143	456	792	1,741
Institutional Class	117	378	659	1,461

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:
Under normal conditions, the Fund primarily invests in a diversified portfolio of equity securities of small capitalization companies.  The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the highest of the Morningstar Small Cap Index, the Russell 2000® Index, the S&P SmallCap 600® Index or the Dow Jones US Small Cap Total Stock Market Index during the most recent 12 months.  For the 12 months ended December 31, 2017 this limit was approximately $14.0 billion.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.  The Fund may engage in short-term trading.

The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time and for an extended time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.

•
Small-Capitalization Company Risk:  The risk of investing in the stocks of smaller companies.  Small companies can be more sensitive to changing economic conditions.  Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  Substantial withholding taxes may apply to distributions from foreign companies.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance and a secondary index provided to offer a broader market perspective that reflects market sectors in which the Fund invests. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Endurance Fund – Investor Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	June 30, 2009	22.51%
Worst Quarter	September 30, 2011	-9.11%

Average Annual Total Returns (For the period ended December 31, 2017)
Average Annual Returns - Intrepid Endurance Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Investor Class Return Before Taxes	2.15%	3.29%	7.24%
Institutional Class	Institutional Class Return Before Taxes	2.45%	3.56%
After Taxes on Distributions | Investor Class	Investor Class Return After Taxes on Distributions	0.98%	2.15%	5.77%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	1.58%	2.35%	5.56%
Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	15.03%	14.17%	9.55%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

The Fund offers two Classes of shares.  Investor Class shares commenced operations on October 3, 2005 and Institutional Class shares commenced operations on November 3, 2009.

After-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The Fund uses the Russell 2000® Total Return Index as an additional index because it compares the Fund’s performance with the returns of an index holding investments similar to those of the Fund. During the period ended December 31, 2017, the Morningstar U.S. Small Cap Total Return Index replaced the Russell 2000® Total Return Index as the primary benchmark index for the Fund based on the Adviser’s determination that the Morningstar U.S. Small Cap Total Return Index provides a more appropriate comparison to a broad based market index.